Summary of the main accounting policies: (Details)			12 Months Ended
		Jun. 02, 2017	Dec. 31, 2017		Dec. 31, 2016
Aeropuerto de Cancun, S. A. de C. V.
Proportion of ownership interest in subsidiary	[1],[2]		100.00%		100.00%
Principal activity of business of subsidiary	[1],[2]		Airport services		Airport services
Aeropuerto de Cozumel, S. A. de C. V.
Proportion of ownership interest in subsidiary			100.00%		100.00%
Principal activity of business of subsidiary			Airport services		Airport services
Aeropuerto de Merida, S. A. de C. V.
Proportion of ownership interest in subsidiary			100.00%		100.00%
Principal activity of business of subsidiary			Airport services		Airport services
Aeropuerto de Huatulco, S. A. de C. V.
Proportion of ownership interest in subsidiary			100.00%		100.00%
Principal activity of business of subsidiary			Airport services		Airport services
Aeropuerto de Oaxaca, S. A. de C. V.
Proportion of ownership interest in subsidiary			100.00%		100.00%
Principal activity of business of subsidiary			Airport services		Airport services
Aeropuerto de Veracruz, S. A. de C. V.
Proportion of ownership interest in subsidiary			100.00%		100.00%
Principal activity of business of subsidiary			Airport services		Airport services
Aeropuerto de Villahermosa, S. A. de C. V.
Proportion of ownership interest in subsidiary			100.00%		100.00%
Principal activity of business of subsidiary			Airport services		Airport services
Aeropuerto de Tapachula, S. A. de C. V.
Proportion of ownership interest in subsidiary			100.00%		100.00%
Principal activity of business of subsidiary			Airport services		Airport services
Aeropuerto de Minatitlan, S. A. de C. V.
Proportion of ownership interest in subsidiary			100.00%		100.00%
Principal activity of business of subsidiary			Airport services		Airport services
Cancun Airport Services, S. A. de C. V.
Proportion of ownership interest in subsidiary	[3]		100.00%		100.00%
Principal activity of business of subsidiary	[3]		Airport services		Airport services
RH Asur, S. A. de C. V.
Proportion of ownership interest in subsidiary			100.00%		100.00%
Principal activity of business of subsidiary			Administrative services		Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.
Proportion of ownership interest in subsidiary			100.00%		100.00%
Principal activity of business of subsidiary			Administrative services		Administrative services
Asur FBO, S. A. de C. V.
Proportion of ownership interest in subsidiary	[3]		100.00%		100.00%
Principal activity of business of subsidiary	[3]		Administrative services		Administrative services
Caribbean Logistics, S. A. de C. V.
Proportion of ownership interest in subsidiary	[3]		100.00%		100.00%
Principal activity of business of subsidiary	[3]		Cargo services		Cargo services
Cargo RF, S. A. de C. V.
Proportion of ownership interest in subsidiary	[3]		100.00%		100.00%
Principal activity of business of subsidiary	[3]		Cargo services		Cargo services
Sociedad Operadora de Aeropuertos Centro Norte, S. A.
Proportion of ownership interest in subsidiary	[3]		92.42%		92.42%
Principal activity of business of subsidiary	[3]		Airport services		Airport services
Aerostar Airport Holdings, LLC
Proportion of ownership interest in subsidiary		60.00%	60.00%	[3]	60.00%	[3]
Principal activity of business of subsidiary	[3]		Airport services		Airport services

[1]	Aeropuerto de Cancún, S. A. de C. V. acquired on October 19, 2017 a 92.42% equity interest in Sociedad Operadora de Aeropuertos Centro Norte, S. A. (Airplan), Company that holds the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the Enrique Olaya Herrera in Medellín, José María Córdoba in Rionegro, El Caraño in Quibdó, Los Garzones in Montería, Antonio Roldán Betancourt in Carepa and Las Brujas in Corozal airports, and from that date Airplan’s results have been incorporated line-by-line in the Company’s and Cancún Aiport’s financial statements.
[2]	Cancún held a 50% stake in Aerostar until May 26, 2017, which was accounted as a joint venture. See Note 9. As of May 26, 2017, the Cancún Airport acquired an additional 10% equity interest in Aerostar. As a result of this acquisition, the Company has a 60% shareholding and now controls Aerostar, therefore Aerostar is consolidated in the Company’s financial statements.
[3]	These subsidiaries sub-consolidate at the Cancún Airport.